Institutional and Investor Class Prospectus | Turner Medical Sciences Long/Short Fund
Turner Medical Sciences Long/Short Fund
Investment Objective
The Turner Medical Sciences Long/Short Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional and Investor Class Prospectus - Turner Medical Sciences Long/Short Fund		Institutional Class	Investor Class
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Other Expenses		1.89%	1.89%
Shareholder Servicing Fee		none	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		3.40%	3.65%
Fee Waivers and Expense Reimbursements	[1]	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		3.21%	3.46%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 1.90% and 2.15%, respectively, through January 31, 2017. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2017. Turner may discontinue this arrangement at any time after January 31, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Institutional and Investor Class Prospectus - Turner Medical Sciences Long/Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	324	1,027	1,753	3,672
Investor Class	349	1,100	1,872	3,894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.[1]

[1] The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.
Best Quarter	Worst Quarter
24.89 (03/31/15)%	(6.76 (12/31/14))%

Average Annual Total Returns (for the periods ended December 31, 2015)

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of the S&P 500 Health Care Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns - Institutional and Investor Class Prospectus - Turner Medical Sciences Long/Short Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		18.32%	8.87%	Feb. 07, 2011
Investor Class		17.96%	8.62%	Feb. 07, 2011
After Taxes on Distributions | Institutional Class		17.81%	8.04%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		10.78%	6.70%
S&P 500 Health Care Index	[1]	6.89%	20.15%	Feb. 07, 2011
Barclays Capital U.S. Aggregate Bond Index	[2]	0.55%	3.49%	Feb. 07, 2011
Lipper Long/Short Equity Funds Classification	[3]	(1.69%)	3.99%	Feb. 07, 2011
[1]	The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.
[2]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.